Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Components of Net Periodic Benefit Cost
The components of net periodic benefit cost include the following:

	2013	2012	2011
Retirement Plans
Service cost	$25,198	$23,551	$20,796
Interest cost	67,235	69,928	70,869
Expected return on plan assets	(86,545)	(83,758)	(84,015)
Amortization of net transition obligation	438	483	464
Amortization of prior service cost	569	409	335
Amortization of net actuarial loss	43,776	37,904	24,911
Effect of settlement loss	1,947	70	—
Other	—	—	92
Net periodic benefit cost	$52,618	$48,587	$33,452
Retiree Health and Life Insurance Plans
Service cost	$891	$820	$1,016
Interest cost	942	1,120	1,583
Expected return on plan assets	(1,510)	(1,526)	(1,446)
Amortization of prior service credit	(2,969)	(6,491)	(7,882)
Amortization of net actuarial loss	—	(2)	927
Net periodic benefit income	$(2,646)	$(6,079)	$(5,802)

Plans' Obligations and Assets
The following tables set forth the Plans’ obligations and assets at December 31:

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at January 1	$1,734,556	$1,544,730	$32,581	$38,097
Service cost	25,198	23,551	891	820
Interest cost	67,235	69,928	942	1,120
Plan participant contributions	528	609	1,040	1,229
Plan amendments	1,927	648	—	—
Actuarial loss/(gain)	(137,365)	163,194	(4,349)	(4,540)
Benefits paid	(90,403)	(84,150)	(3,542)	(4,158)
Impact of foreign exchange rates	(836)	11,854	(42)	13
Effect of settlements	(4,382)	—	—	—
Other	—	4,192	—	—
Benefit obligation at December 31	$1,596,458	$1,734,556	$27,521	$32,581

Fair Value of Plan Assets

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Change in Plan Assets
Fair value of plan assets at January 1	$1,267,386	$1,129,042	$21,183	$20,716
Actual return on plan assets	134,229	152,907	2,795	2,704
Company contributions	31,591	65,362	1,126	777
Plan participant contributions	528	609	1,040	1,229
Benefits paid	(90,403)	(84,150)	(3,542)	(4,158)
Impact of foreign exchange rates	(952)	9,453	—	—
Effect of settlements	(4,382)	—	—	—
Expenses paid	(6,063)	(5,837)	(105)	(85)
Fair value of plan assets at December 31	$1,331,934	$1,267,386	$22,497	$21,183
Funded Status of the Plans	$(264,524)	$(467,170)	$(5,024)	$(11,398)

Recognized Amounts in Consolidated Balance Sheets

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Total Recognized Amounts in the Consolidated Balance Sheets
Noncurrent assets	$7,374	$—	$—	$—
Current liabilities	(13,034)	(16,068)	(801)	(1,250)
Noncurrent liabilities	(258,864)	(451,102)	(4,223)	(10,148)
Net liability	$(264,524)	$(467,170)	$(5,024)	$(11,398)

Component of Net Periodic Pension Cost that are Included in Accumulated Other Comprehensive Loss (Income)
Items not yet recognized as a component of net periodic pension cost that are included in Accumulated Other Comprehensive Loss (Income) as of December 31, 2013 and 2012, are as follows:

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Net actuarial loss	$518,275	$742,579	$(3,178)	$2,349
Prior service cost/(credit)	3,991	2,658	(1,438)	(4,407)
Net transition obligation	470	975	—	—
	$522,736	$746,212	$(4,616)	$(2,058)

Amounts Recognized in Other Comprehensive Loss/(Income)
The amounts recognized in Other Comprehensive Loss/(Income) during December 31, 2013 and 2012 include the following:

	Retirement Plans		Retiree Health and Life Insurance Plans
	2013	2012	2013	2012
Adjustments arising during the period:
Net actuarial loss/(gain)	$(178,648)	$100,349	$(5,527)	$(5,633)
Prior service cost/(credit)	1,902	649	—	—
Net settlements/curtailments	(1,947)	—	—	—
Reversal of amortization:
Net actuarial loss	(43,776)	(37,904)	—	2
Prior service cost/(credit)	(569)	(409)	2,969	6,491
Net transition obligation	(438)	(483)	—	—
Total recognized in other comprehensive loss/(income)	$(223,476)	$62,202	$(2,558)	$860
Total recognized in net periodic benefit cost and other comprehensive loss/(income)	$(170,858)	$110,789	$(5,204)	$(5,219)

Accumulated Other Comprehensive Loss/(Income) Expects to Recognize as Components of Net Periodic Benefit Cost
Of the amounts included in Accumulated Other Comprehensive Loss/(Income) as of December 31, 2013, the portions the Company expects to recognize as components of net periodic benefit cost in 2013 are as follows:

	Retirement Plans	Retiree Health and Life Insurance Plans
Net actuarial loss	$25,726	$(100)
Prior service cost/(credit)	673	(1,384)
Net transition obligation	424	—
	$26,823	$(1,484)

Company's Projected Benefit Payments
The following table sets forth the Company’s projected benefit payments for the next ten years:

Year	Retirement Plans	Retiree Health and Life Insurance Plans
2014	$85,789	$2,845
2015	$86,449	$3,014
2016	$84,736	$2,987
2017	$87,218	$2,885
2018	$89,752	$2,759
2019-2023	$484,517	$10,858

Major Actuarial Assumptions Used in Determining PBO, ABO and Net Periodic Cost
The following tables set forth the major actuarial assumptions used in determining the PBO, ABO and net periodic cost:

Weighted-average assumptions used to determine benefit obligations at December 31	U.S. Retirement Plans	U.S. Retiree Health and Life Insurance Plans	Foreign Plans
Discount Rate
2013	4.78%	4.03%	3.25-4.97%
2012	3.90%	3.16%	3.50-4.40%
Rate of Compensation Increase
2013	3.99%	3.44%	2.50-4.00%
2012	4.29%	3.51%	2.50-3.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31	U.S. Retirement Plans	U.S. Retiree Health and Life Insurance Plans	Foreign Plans
Discount Rate
2013	3.90%	3.16%	3.50-4.40%
2012	4.45%	3.76%	4.36-5.31%
2011	5.21%	4.37%	4.40-6.00%
Expected Long-term Rate of Return
2013	7.65%	7.42%	3.50-5.75%
2012	7.79%	7.52%	3.75-6.25%
2011	7.79%	8.00%	3.75-7.40%
Rate of Compensation Increase
2013	4.29%	3.51%	2.50-3.50%
2012	4.63%	4.15%	2.50-3.50%
2011	4.49%	4.29%	2.50-4.50%

Health Care Cost Trend Rates Related to U.S. Plan
Health liability. Therefore, the following information relates to the U.S. plan only.

Healthcare Cost Trend Rate	Pre-age 65	Post-age 65
2013	8.00%	8.00%
2012	8.00%	8.30%
Ultimate Trend Rate	Pre-age 65	Post-age 65
2013	5.60%	5.60%
2012	6.15%	6.16%
Year at which the Rate Reaches the Ultimate Trend Rate	Pre-age 65	Post-age 65
2013	2045	2045
2012	2045	2045

Retirement Plans [Member]
Weighted-Average Asset Allocations
The following table sets forth the weighted-average asset allocations of the Company’s retirement plans at December 31, 2013 and 2012, by asset category.

Asset Category		U.S.	U.K.	Canada
Equity securities	2013	53.2%	53.9%	64.0%
	2012	52.1%	67.3%	66.0%
Debt securities	2013	34.5%	44.8%	35.4%
	2012	36.0%	31.9%	32.7%
Alternative	2013	12.0%	—%	—%
	2012	11.8%	—%	—%
Cash and short-term investments	2013	0.3%	1.3%	0.6%
	2012	0.1%	0.8%	1.3%
Total	2013	100.0%	100.0%	100.0%
	2012	100.0%	100.0%	100.0%

Retiree Health and Life Insurance Plans [Member]
Weighted-Average Asset Allocations

Asset Category	December 31, 2013	December 31, 2012
Equity securities	59.1%	54.6%
Debt securities	34.0%	37.9%
Alternative	6.6%	7.1%
Cash	0.3%	0.4%
Total	100.0%	100.0%